Other Expenses and Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Other income	€ 14,812		€ 300
Expenses and income from currency translations	324	€ 650
Repayment of the submission fee			2,100
Other expenses			€ 1,300
Maruho [Member]
Statement Line Items [Line Items]
Other income	€ 6,215